Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Schedule of Consolidated Leverage and Interest Coverage Ratios
As amended, the maximum consolidated leverage ratio financial covenant requires Universal to maintain a maximum consolidated leverage ratio (as calculated in accordance with the Term Loan Agreement) as of the last day of any fiscal quarter beginning with the quarter ending September 30, 2015 as follows:

Beginning with the quarter ending:	Maximum Consolidated Leverage Ratio
September 30, 2015	11.20 : 1.00
December 31, 2015	8.60 : 1.00
March 31, 2016	8.00 : 1.00
June 30, 2016	7.40 : 1.00
September 30, 2016	7.00 : 1.00
December 31, 2016 and thereafter	6.30 : 1.00
As amended, the minimum interest coverage ratio financial covenant requires Universal to maintain a consolidated interest coverage ratio (as calculated in accordance with the Term Loan Agreement) as of the last day of any fiscal quarter beginning with the quarter ending September 30, 2015, as follows:

Beginning with the quarter ending:	Minimum Interest Coverage Ratio
September 30, 2015	1.25 : 1.00
December 31, 2015	1.55 : 1.00
March 31, 2016	1.70 : 1.00
June 30, 2016	1.75 : 1.00
September 30, 2016	1.75 : 1.00
December 31, 2016 and thereafter	1.75 : 1.00